Pension and Retirement Plans	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Pension and Retirement Plans

10. Pension and Retirement Plans

The Company accounts for pension and retirement plans in accordance with the authoritative guidance for retirement benefit compensation. This guidance requires recognition of the funded status of a benefit plan in the statement of financial position. The guidance also requires recognition in accumulated other comprehensive earnings of certain gains and losses that arise during the period but are deferred under pension accounting rules.

The Company uses a measurement date for the pension benefit plans that coincides with its year end.

The Company has two defined benefit plans (Pinnacle Foods Pension Plan and the Birds Eye Foods Pension Plan, both of which are frozen for future benefit accruals as of December 30, 2012), two qualified 401(k) plans, two non-qualified 40l(k) plans and participates in a multi-employer defined benefit plan.

Pinnacle Foods Pension Plan

The Company maintains a non-contributory defined benefit pension plan (the “Pinnacle Foods Pension Plan”) that covers eligible union employees and provides benefits generally based on years of service and employees’ compensation. The plan is frozen for future benefits. The Pinnacle Foods Pension Plan is funded in conformity with the funding requirements of applicable government regulations. Plan assets consist principally of cash equivalents, equity and fixed income common collective trusts. Plan assets do not include any of the Company’s own equity or debt securities.

The following represents the components of net periodic (benefit) cost:

	Pinnacle Foods Pension Plan
	Three months ended		Nine months ended
Pension Benefits	September 29, 2013	September 23, 2012	September 29, 2013	September 23, 2012
Service cost	$52	$277	$52	$832
Interest cost	1,092	1,028	3,006	3,085
Expected return on assets	(1,084)	(1,089)	(3,334)	(3,267)
Amortization of:
Prior service cost	—	10	—	31
Actuarial loss	181	447	542	1,340

Net periodic cost	$241	$673	$266	$2,021

Cash Flows

Contributions. Due to changes in Federal laws passed in July 2012 governing pension funding requirements, our required payments for pension funding are lower in fiscal 2013 than they were in fiscal 2012. In fiscal 2013, the Company expects to make contributions of $2.7 million to the Pinnacle Foods Pension Plan, of which minimum required payments of $1.2 million and $2.0 million were made in the three and nine months ended September 29, 2013, respectively. The Company made contributions to the pension plan totaling $4.1 million in fiscal 2012, of which $1.7 million and $3.6 million were made in the three and nine months ended September 23, 2012, respectively.

Birds Eye Foods Pension Plan

The Company’s Birds Eye Foods Pension Plan (the “Birds Eye Foods Pension Plan”) consists of hourly and salaried employees and has primarily non-contributory defined-benefit schedules. The plan is frozen for future benefits.

The Company acquired an Excess Benefit Retirement Plan from Birds Eye Foods (“EBRP”), which serves to provide employees with the same retirement benefit they would have received from Birds Eye’s retirement plan under the career average base pay formula. Benefits for this plan are frozen. Also, the Company maintains a non-qualified Supplemental Executive Retirement Plan (“SERP”) which provides additional retirement benefits to two prior executives of Birds Eye Foods who retired prior to November 4, 1994. Expenses and liabilities for the EBRP and the SERP plan are grouped with those of the Birds Eye Pension Plan in all disclosures listed herein.

The benefits for these plans are based primarily on years of service and employees’ pay near retirement. The Company’s funding policy is consistent with the funding requirements of Federal laws and regulations. Plan assets consist principally of cash equivalents, equity and fixed income common collective trusts. Plan assets do not include any of the Company’s own equity or debt securities.

The following represents the components of net periodic (benefit) cost:

	Birds Eye Foods Pension Plan
	Three months ended		Nine months ended
Pension Benefits	September 29, 2013	September 23, 2012	September 29, 2013	September 23, 2012
Service cost	$—	$52	$—	$157
Interest cost	1,612	1,928	5,198	5,784
Expected return on assets	(2,209)	(2,086)	(6,706)	(6,258)
Amortization of actuarial loss	185	87	555	261

Net periodic (benefit) cost	$(412)	$(19)	$(953)	$(56)

Cash Flows

Contributions. Due to changes in Federal laws passed in July 2012 governing pension funding requirements, our required payments for pension funding are lower in fiscal 2013 than they were in fiscal 2012. In fiscal 2013, the Company expects to make contributions of $5.2 million to the Birds Eye Foods Pension Plan, of which minimum required payments of $2.2 million and $3.8 million were made in the three and nine months ended September 29, 2013, respectively. The Company made contributions to the pension plan totaling $8.4 million in fiscal 2012, of which $3.1 million and $6.9 million were made in the three and nine months ended September 23, 2012, respectively.

Multi-employer Plans

Pinnacle contributes to the United Food and Commercial Workers International Union Industry Pension Fund (EIN 51-6055922) (the “UFCW Plan”) under the terms of the collective-bargaining agreement with its Fort Madison employees. On February 14, 2013, a new four year collective bargaining agreement, effective through September 2016, was ratified by our 450 Fort Madison union employees.

For the three and nine months ended September 29, 2013, contributions to the UFCW Plan were $126 and $561, respectively. For the three and nine months and September 23, 2012, contributions to the UFCW Plan were $187 and $558, respectively. The contributions to this plan are paid monthly based upon the number of employees. They represent less than 5% of the total contributions received by this plan during the most recent plan year.

The risks of participating in multi-employer plans are different from single-employer plans in the following aspects: (a) assets contributed to a multi-employer plan by one employer may be used to provide benefits to employees of other participating employers, (b) if a participating employer stops contributing to the multi-employer plan, the unfunded obligations of the plan may be borne by the remaining participating employers and (c) if the Company chooses to stop participating in the plan, the Company may be required to pay a withdrawal liability based on the underfunded status of the plan.

The UFCW Plan received a Pension Protection Act “green” zone status for the plan year ending June 30, 2013. The zone status is based on information the Company received from the plan and is certified by the plan’s actuary. Among other factors, plans in the green zone are at least 80 percent funded. The UFCW Plan did not utilize any extended amortization provisions that effect its placement in the “green” zone. The UFCW Plan has never been required to implement a funding improvement plan nor is one pending at this time.

10. Pension and Retirement Plans

The Company accounts for pension and retirement plans in accordance with the authoritative guidance for retirement benefit compensation. This guidance requires recognition of the funded status of a benefit plan in the statement of financial position. The guidance also requires recognition in accumulated other comprehensive earnings of certain gains and losses that arise during the period but are deferred under pension accounting rules.

The Company uses a measurement date for the pension benefit plans that coincides with its year end.

The Company has two defined benefit plans (Pinnacle Foods Pension Plan and the Birds Eye Foods Pension Plan), which only cover union employees at our manufacturing locations and both of which are frozen for future benefit accruals as of December 30, 2012, two qualified 401(k) plans, two non-qualified 40l(k) plans and participates in a multi-employer defined benefit plan.

With reference to the two non-qualified 401(k) plans, one is the Birds Eye Foods non-qualified 401 (k) plan which was closed to new contributions on April 1, 2010. The second plan is the Pinnacle Foods Supplemental Savings Plan which was approved by the Compensation Committee of the Board of Directors on September 11, 2012 to become effective in 2013 and was adopted for the purpose of allowing all Company employees, regardless of compensation level, the opportunity to receive the same 3% match on total compensation (base salary plus bonus).

During fiscal 2012, the Company changed investment managers for the Pinnacle Foods Pension Plan and the Birds Eye Pension Plan to Mercer Investment Management, Inc. Funds under the control of the previous investment managers were liquidated successfully and invested in Mercer common and collective trust funds.

Pinnacle Foods Pension Plan

The Company maintains a non-contributory defined benefit pension plan (the “Pinnacle Foods Pension Plan”) that covers eligible union employees and provides benefits generally based on years of service and employees’ compensation. The Pinnacle Foods Pension Plan is funded in conformity with the funding requirements of applicable government regulations. Plan assets consist principally of cash equivalents, equity and fixed income common collective trusts. Plan assets do not include any of the Company’s own equity or debt securities.

We recorded a curtailment gain of $3,310 in the fiscal year ending December 30, 2012 which decreased Accrued pension benefits and Accumulated other comprehensive income that was the result of a new collective bargaining agreement at our Fayetteville, Arkansas plant and the closure of our Millsboro, Delaware plant. In 2010, pension benefits at our Imlay City, Michigan location were frozen and this resulted in a curtailment gain of $2,646 that was recognized in accumulated other comprehensive income during the second quarter of 2010 and a related $992 curtailment loss that was recognized in Cost of products sold. As of December 30, 2012, the Pinnacle Foods Pension Plan is frozen.

The following table reconciles the changes in our benefit obligation:

	Pinnacle Foods Pension Plan Pension Benefits Fiscal year ended
	December 30, 2012	December 25, 2011	December 26, 2010
Change in Benefit Obligation
Net benefit obligation at beginning of the period	$91,660	$83,814	$78,740
Service cost	786	893	1,228
Interest cost	4,081	4,263	4,558
Actuarial loss	9,460	7,388	6,173
Gross benefits paid	(4,922)	(4,698)	(4,239)
Curtailment gain	(3,310)	—	(2,646)

Net benefit obligation at end of the period	97,755	91,660	83,814

Change in Plan Assets
Fair value of plan assets at beginning of the period	57,802	55,226	45,948
Employer contributions	4,141	6,829	8,881
Actual return on plan assets	7,209	445	4,636
Gross benefits paid	(4,922)	(4,698)	(4,239)

Fair value of plan assets at end of the period	64,230	57,802	55,226

Funded status at end of the year	$(33,525)	$(33,858)	$(28,588)

Amounts recognized in the Consolidated Balance Sheets
Accrued pension benefits	$(33,525)	$(33,858)	$(28,588)

Net amount recognized at end of the period	$(33,525)	$(33,858)	$(28,588)

Amounts recognized in Accumulated Other Comprehensive Loss
Net loss / (gain)	$32,283	$30,802	$20,339
Prior service cost	—	345	386

Net amount recognized at end of the period	$32,283	$31,147	$20,725

Accumulated benefit obligation	97,755	88,196	79,753
Weighted average assumptions
Discount rate	3.98%	4.59%	5.45%
Expected return on plan assets	7.00%	7.50%	7.50%
Rate of compensation increase	N/A	3.00%	3.00%

The following represents the components of net periodic cost:

Pension Benefits	Pinnacle Foods Pension Plan Fiscal year
	December 30, 2012	December 25, 2011	December 26, 2010
Service cost	$786	$893	$1,228
Interest cost	4,081	4,263	4,558
Expected return on assets	(4,463)	(4,244)	(3,611)
Amortization of:
prior service cost	42	42	77
actuarial loss	1,923	724	819
Curtailment loss	303		992

Net periodic cost	$2,672	$1,678	$4,063

Weighted average assumptions:
Discount rate	4.43%	5.45%	5.87%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increase	3.00%	3.00%	3.00%

The discount rate used to calculate the present value of the projected benefit obligation is set based on long-term high quality bonds that match the expected benefit payments. The projected return of plan assets assumption is based on projected long-term market returns for the various asset classes in which the plans are invested, weighted by the target asset allocations. The rate of compensation increase represents the long-term assumption for expected increases to salaries for pay-related plans.

Plan Assets

The Company’s pension plan weighted-average asset allocations at December 30, 2012 and December 25, 2011, by asset category, are as follows:

	December 30, 2012	December 25, 2011
Asset category
Equity securities	60%	59%
Debt securities	40%	36%
Cash	0%	5%

Total	100%	100%

The Company adopted a new investment policy in fiscal 2012 for the Pinnacle Pension Plan. The Plan’s investments in equity or debt securities are based on a glide path strategy where the investment in debt securities increases as the Plan’s funded status becomes smaller. Based on the current funded status, the policy is to invest approximately 60% of plan assets in equity securities and 40% in fixed income securities. Periodically, the plan assets are rebalanced to maintain these allocation percentages and the investment policy is reviewed. Within each investment category, assets are allocated to various investment styles. Professional managers manage all assets and a consultant is engaged to assist in evaluating these activities. The expected long-term rate of return on assets was determined by assessing the rates of return on each targeted asset class, return premiums generated by portfolio management and by comparison of rates utilized by other companies.

The following table summarizes the Pinnacle Foods Pension Plan’s investments measured at fair value on a recurring basis:

Level 1:	Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:	Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs that reflect the Company’s assumptions.

	Fair Value as of December 30, 2012	Fair Value Measurements Using Fair Value Hierarchy
		Level 1	Level 2	Level 3
Short-term investments:
Short-term Investment Fund	$259	$—	$259	$—
Equity Common/collective trusts:
Small/ Mid Capitalization Fund	5,273	—	5,273	—
Large Capitalization Equity Fund	19,647	—	19,647	—
International Fund	13,715	—	13,715	—
Fixed Income Common/collective trusts:
Fixed Income Fund	25,336	—	25,336	—

Total assets at fair value	$64,230	$—	$64,230	$—

	Fair Value as of December 25, 2011	Fair Value Measurements Using Fair Value Hierarchy
		Level 1	Level 2	Level 3
Short-term investments:
Short-term Investment Fund	$2,827	$2,827	$—	$—
Equity Common/collective trusts:
Small Capitalization Fund	1,142	—	1,142	—
Large Capitalization Equity Fund	7,883	—	7,883	—
International Fund	9,436	—	9,436	—
Growth Fund	5,652	—	5,652	—
U.S. Value Fund	9,646	—	9,646	—
Fixed Income Common/collective trusts:
Fixed Income Fund	20,832	—	20,832	—

Total assets at fair value	$57,418	$2,827	$54,591	$—

The plan had $64,230 and $54,591 of investments in common and collective trusts which are reported at fair value and categorized as level 2 in the above tables as of December 30, 2012 and December 25, 2011, respectively. The plan has concluded that net asset value (“NAV”) reported by the underlying funds approximates fair market value of these investments. The investments are redeemable with the fund at NAV under the original terms of the agreements of trust and/or subscription and adoption agreements and the operations of the underlying funds. However, it is possible that a portion of any redemption may be withheld to secure the payment of compensation or expenses due or to become due in accordance with the agreements of trust.

As of December 25, 2011, total assets at fair value of $57,418 do not include a $384 receivable from broker that is included in total assets of the plan of $57,802.

Cash Flows

Contributions. The Company made contributions to the Pinnacle Foods Pension Plan totaling $4.1 million in fiscal 2012, $6.8 million in fiscal 2011 and $8.9 million in fiscal 2010. In fiscal 2013, the Company expects to make contributions of approximately $3.0 million.

Birds Eye Foods Pension Plan

The Company’s Birds Eye Foods Pension Plan (the “Birds Eye Foods Pension Plan”) consists of hourly and salaried employees and has primarily non-contributory defined-benefit schedules. Benefits for the salaried employees have been frozen since the plan was acquired.

The Company acquired an Excess Benefit Retirement Plan from Birds Eye Foods (“EBRP”), which serves to provide employees with the same retirement benefit they would have received from Birds Eye’s retirement plan under the career average base pay formula. Benefits for this plan are frozen. Also, the Company maintains a non-qualified Supplemental Executive Retirement Plan (“SERP”) which provides additional retirement benefits to two prior executives of Birds Eye Foods who retired prior to November 4, 1994. Expenses and liabilities for the EBRP and the SERP plan are grouped with those of the Birds Eye Pension Plan in all disclosures listed herein.

The benefits for these plans are based primarily on years of service and employees’ pay near retirement. The Company’s funding policy is consistent with the funding requirements of Federal laws and regulations. Plan assets consist principally of cash equivalents, equity and fixed income common collective trusts. Plan assets do not include any of the Company’s own equity or debt securities.

In fiscal 2012, various pension plan benefits for certain locations were frozen resulting in an plan curtailment of $806 which decreased Accrued pension benefits and Accumulated other comprehensive income. In connection with the plant closure of our Tacoma, Washington location in 2011 we recorded a plan curtailment which decreased Accrued pension benefits and Accumulated other comprehensive income by $4,975. In 2010, the pension plan benefits for certain locations were frozen. The curtailment gain recorded in Cost of products sold during the fiscal year ended December 26, 2010 was $588. As of December 30, 2012, the Birds Eye Foods Pension Plan is frozen.

The following table reconciles the changes in our benefit obligation:

	Birds Eye Foods Pension Plan Pension Benefits Fiscal year ended
	December 30, 2012	December 25, 2011	December 26, 2010
Change in Benefit Obligation
Net benefit obligation at beginning of the period	$175,057	$155,854	$148,890
Service cost	102	537	2,086
Interest cost	7,439	8,200	8,221
Participant contributions	—	22	14
Actuarial loss	24,561	27,567	7,564
Gross benefits paid	(11,818)	(12,148)	(10,333)
Curtailment gain	(806)	(4,975)	(588)

Net benefit obligation at end of the period	194,535	175,057	155,854

	Birds Eye Foods Pension Plan Pension Benefits Fiscal year ended
	December 30, 2012	December 25, 2011	December 26, 2010
Change in Plan Assets
Fair value of plan assets at beginning of the period	118,666	108,446	101,710
Employer contributions	8,373	9,471	4,741
Participant contributions	—	22	14
Actual return on plan assets	14,714	12,875	12,314
Gross benefits paid	(11,818)	(12,148)	(10,333)

Fair value of plan assets at end of the period	129,935	118,666	108,446

Funded status at end of the year	$(64,600)	$(56,391)	$(47,408)

Amounts recognized in the Consolidated Balance Sheets
Accrued pension benefits	$(64,179)	$(55,892)	$(46,953)
Accrued pension benefits (part of accrued liabilities)	(421)	(499)	(455)

Net amount recognized at end of the period	$(64,600)	$(56,391)	$(47,408)

Amounts recognized in Accumulated Other Comprehensive Loss
Net loss	$37,955	$20,797	$3,455

Net amount recognized at end of the period	$37,955	$20,797	$3,455

Accumulated benefit obligation	194,536	174,399	152,202
Weighted average assumptions
Discount rate	3.83%	4.51%	5.27%
Expected return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	N/A	3.00%	3.00%

The following represents the components of net periodic (benefit) cost:

Pension Benefits	Birds Eye Foods Pension Plan Fiscal year
	December 30, 2012	December 25, 2011	December 26, 2010
Service cost	$102	$537	$2,086
Interest cost	7,439	8,200	8,221
Expected return on assets	(8,574)	(7,634)	(8,205)
Amortization of actuarial loss	489	9
Curtailment gain			(588)

Net periodic (benefit) cost	$(544)	$1,112	$1,514

Weighted average assumptions:
Discount rate	4.17%	5.31%	5.67%
Expected return on plan assets	7.00%	7.00%	8.00%
Rate of compensation increase (1)	1.78%	3.00%	3.80%

(1)	In fiscal 2012, this represents 3% for the seven months when the employees earned service credits.

To develop the expected long-term rate of return on assets assumption, the Company considered the current level of expected returns on risk-free investments (primarily government bonds), the historical level of the risk premium associated with the other asset classes in which the portfolio is invested and the expectations for future returns of each asset class. The expected return for each asset class was then weighted based on the target asset allocation to develop the expected long-term rate of return on assets assumption.

Plan Assets

The following table sets forth the weighted-average asset allocations of the Company’s pension plans by asset category:

	December 30, 2012	December 25, 2011
Asset category
Equity securities	60%	39%
Debt securities	40%	59%
Cash	0%	2%

Total	100%	100%

The Company adopted a new investment policy in fiscal 2012 for the Birds Eye Pension Plan. The Plan’s investments in equity or debt securities is based on a glide path strategy where the investment in debt securities increases as the Plan’s funded status becomes smaller. Based on the current funded status, the policy is to invest approximately 60% of plan assets in equity securities and 40% in fixed income securities. Periodically, the plan assets are rebalanced to maintain these allocation percentages and the investment policy is reviewed. Within each investment category, assets are allocated to various investment styles. Professional managers manage all assets and a consultant is engaged to assist in evaluating these activities. The expected long-term rate of return on assets was determined by assessing the rates of return on each targeted asset class, return premiums generated by portfolio management and by comparison of rates utilized by other companies.

The following table summarizes the Birds Eye Food Pension Plan’s investments measured at fair value on a recurring basis:

Level 1:	Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:	Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs that reflect the Company’s assumptions.

	Fair Value as of December 30, 2012	Fair Value Measurements Using Fair Value Hierarchy
		Level 1	Level 2	Level 3
Short-term investments:
Short-term Investment Fund	$525	$—	$525	$—
Equity Common/collective trusts:
Small/ Mid Capitalization Fund	10,697		10,697
Large Capitalization Equity Fund	40,661		40,661
International Fund	26,579		26,579
Fixed Income Common/collective trusts:
Fixed Income Fund	51,474	—	51,474	—

Total assets at fair value	$129,936	$—	$129,936	$—

	Fair Value as of December 25, 2011	Fair Value Measurements Using Fair Value Hierarchy
		Level 1	Level 2	Level 3
Short-term investments:
Short-term Investment Fund	$2,593	$2,593	$—	$—
Equity Common/collective trusts:
Extended Index Fund	8,755	—	8,755	—
Collective S&P 500 Index Fund	29,352	—	29,352	—
Equity Mutual Funds:
Euro Pacific Growth Fund	8,300	8,300	—	—
Fixed Income Mutual Funds:
Fixed Income Fund	69,838	69,838	—	—
Debt Securities	—	—	—	—

Total assets at fair value	$118,838	$80,731	$38,107	$—

The plan had $129,936 and $38,107 of investments in common and collective trusts which are reported at fair value and categorized as level 2 in the above tables as of December 30, 2012 and December 25, 2011, respectively. The plan has concluded that net asset value (“NAV”) reported by the underlying funds approximates fair market value of these investments. The investments are redeemable with the fund at NAV under the original terms of the agreements of trust and/or subscription and adoption agreements and the operations of the underlying funds. However, it is possible that a portion of any redemption may be withheld to secure the payment of compensation or expenses due or to become due in accordance with the agreements of trust.

As of December 25, 2011, total assets at fair value of $118,838 do not include certain broker payables of $172 that are included in total assets of the plan of $118,666.

Cash Flows

Contributions. The Company made contributions to the Birds Eye Pension Plan totaling $8.4 million in fiscal 2012, $9.5 million in fiscal 2011 and $4.7 million in fiscal 2010. In fiscal 2013, the Company expects to make contributions of approximately $5.0 million.

Estimated Future Benefit Payments for all Plans

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pinnacle Foods Pension Plan ($)	Birds Eye Foods Pension Plan ($)
2013	4,398	9,382
2014	4,200	9,755
2015	3,972	9,551
2016	4,015	9,739
2017	4,012	10,065
2018-2022	21,274	54,973

Savings Plans

Employees participate in 401(k) plans. Pinnacle matches 50% of employee contributions up to five percent of compensation for union employees after one year of continuous service and six percent of compensation for salaried employees and it is our current intent to continue the match at these levels. Employer contributions made by the Company relating to this plan were $4,228 for fiscal 2012, $4,249 for fiscal 2011 and $4,269 for fiscal 2010.

In addition, the Company acquired a Non-Qualified 401(k) Plan from Birds Eye Foods. Under the Non-Qualified 401(k) Plan, the Company allocates matching contributions for the benefit of “highly compensated employees” as defined under Section 414(q) of the Internal Revenue Code. The plan ceased accepting future contributions on April 1, 2010.

Multi-employer Plan

The Company contributes to the United Food and Commercial Workers International Union Industry Pension Fund (EIN 51-6055922) (the “UFCW Plan”) under the terms of the collective-bargaining agreement with its Fort Madison employees. In September 2012, the collective bargaining agreement expired for 450 of our union employees in Fort Madison, Iowa. On February 14, 2013 a new collective bargaining agreement, effective through September 2016, was ratified by our Fort Madison union employees.

For the fiscal years ended December 30, 2012 and December 25, 2011 contributions to the UFCW Plan were $744 and $642, respectively. The contributions to this plan are paid monthly based upon the number of employees. They represent less than 5% of the total contributions received by this plan during the most recent plan year.

The risks of participating in multi-employer plans are different from single-employer plans in the following aspects: (a) assets contributed to a multi-employer plan by one employer may be used to provide benefits to employees of other participating employers, (b) if a participating employer stops contributing to the multi-employer plan, the unfunded obligations of the plan may be borne by the remaining participating employers and (c) if the Company chooses to stop participating in the plan, the Company may be required to pay a withdraw liability based on the underfunded status of the plan.

The UFCW Plan received a Pension Protection Act “green” zone status for the plan year ending June 30, 2012. The zone status is based on information the Company received from the plan and is certified by the plan’s actuary. Among other factors, plans in the green zone are at least 80 percent funded. The UFCW Plan did not utilize any extended amortization provisions that effect its placement in the “green” zone. The UFCW Plan has never been required to implement a funding improvement plan nor is one pending at this time.